Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 1	₱ 140
Current Financial Assets
Current portion of derivative financial assets	41	183
Current portion of FVOCI	2,757	1,604
Current portion of other financial assets	8,086	7,008
Total assets	63,671	95,747
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	25
Current Financial Liabilities
Current portion of derivative financial liabilities	88	80
Total liabilities	372,490	332,771
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	3,369	4,763
Derivative financial assets – net of current portion	1	140
Financial assets at FVOCI – net of current portion	162	2,749
Current Financial Assets
Current portion of derivative financial assets	41	183
Current portion of FVOCI	2,757	1,604
Current portion of other financial assets	6,866	6,833
Total assets	13,196	16,272
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	25
Current Financial Liabilities
Accrued expenses and other current liabilities	7,851	7,862
Current portion of derivative financial liabilities	88	80
Total liabilities	7,964	7,942
Fair Value [Member] | Level 1 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	2,442	3,625
Current Financial Assets
Total assets	2,442	3,625
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	304	154
Derivative financial assets – net of current portion	1	140
Financial assets at FVOCI – net of current portion	162	2,749
Current Financial Assets
Current portion of derivative financial assets	41	183
Current portion of FVOCI	2,757	1,604
Current portion of other financial assets	6,866	6,833
Total assets	10,131	11,663
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	25
Current Financial Liabilities
Accrued expenses and other current liabilities	7,851	7,862
Current portion of derivative financial liabilities	88	80
Total liabilities	7,964	7,942
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	623	984
Current Financial Assets
Total assets	₱ 623	₱ 984